UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.9%
U.S. Government Agencies - 33.5%
		Federal Home Loan Mortgage Corporation (FHLMC):
$1,587,839		6.500% due 12/1/31 (a)(b)	$1,653,615
53,800,000		5.000% due 5/1/35 (c)(d)	53,278,786
15,000,000		5.500% due 5/1/35 (c)(d)	15,168,750
13,500,000		6.500% due 5/1/35 (c)(d)	14,031,562
		Federal National Mortgage Association (FNMA):
3,844,076		5.500% due 12/1/16 (a)	3,940,776
29,000,000		4.000% due 5/1/20 (c)(d)	28,120,952
4,003,038		6.500% due 5/1/31 (a)	4,176,251
6,089,252		7.500% due 3/1/32 (a)	6,526,538
3,369,696		7.000% due 5/1/32 (a)	3,562,718
31,520,717		6.000% due 6/1/32 (a)(b)	32,517,690
33,800,000		4.500% due 5/1/35 (c)(d)	32,638,125
18,750,000		5.000% due 5/1/35 (c)(d)	18,568,350
67,000,000		5.500% due 5/1/35 (c)(d)	67,649,096
40,000,000		6.000% due 5/1/35 (d)	41,075,000
23,000,000		6.500% due 5/1/35 (c)(d)	23,920,000
		Government National Mortgage Association (GNMA):
1,794,428		7.500% due 9/15/31 (a)	1,928,077
5,509,387		7.000% due 3/15/32 (a)	5,842,619
12,086,064		6.500% due 8/15/34 (a)	12,667,032

			367,265,937

U.S. Treasury Obligations - 5.4%
		U.S. Treasury Notes:
15,250,000		3.125% due 4/15/09 (b)(e)	14,866,371
13,360,000		3.625% due 1/15/10 (b)	13,214,924
5,000,000		4.000% due 11/15/12 (b)	4,997,270
7,000,000		3.875% due 2/15/13 (b)	6,908,678
8,345,000		4.000% due 2/15/14 (b)	8,250,142
4,700,000		4.250% due 8/15/14	4,721,300
6,270,000		4.250% due 11/15/14 (b)	6,292,534

			59,251,219

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $426,798,098)	426,517,156

FACE AMOUNT	RATING(f)	SECURITY	VALUE
CORPORATE BONDS & NOTES - 35.6%
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
580,000	B+	Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27	600,300
1,260,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	1,214,076
		TRW Automotive Inc.:
1,606,000	BB-	Sr. Notes, 9.375% due 2/15/13	1,670,240
260,000	BB-	Sr. Sub. Notes, 11.000% due 2/15/13	280,800

			3,765,416

Automobiles - 0.2%
2,200,000	BBB	DaimerChrysler NA Holding Co., Notes, 4.050% due 6/4/08	2,120,767

Hotels, Restaurants & Leisure - 3.6%
2,050,000	B+	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	2,239,625
3,875,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	4,252,812
1,600,000	CCC	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	1,584,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Hotels, Restaurants & Leisure - 3.6% (continued)
$2,350,000	B-	FelCor Lodging L.P., 8.500% due 6/1/11	$2,526,250
1,825,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12	1,911,688
		Host Marriott L.P., Sr. Notes:
2,555,000	B+	9.500% due 1/15/07	2,733,850
375,000	B+	6.375% due 3/15/15 (g)	358,594
1,325,000	CCC-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	947,375
1,900,000	B	Kerzner International Inc., Sr. Sub. Notes, 8.875% due 8/15/11	2,042,500
1,550,000	B	Las Vegas Sands, Sr. Notes, 6.375% due 2/15/15 (g)	1,460,875
200,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (g)	193,000
		Mandalay Resort Group:
1,725,000	B+	Series B, 10.250% due 8/1/07	1,901,813
585,000	B+	Sr. Sub. Debentures, 7.625% due 7/15/13	606,937
2,525,000	CCC+	Meristar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09	2,663,875
4,125,000	BB	MGM Mirage Inc., Sr. Notes, 6.750% due 9/1/12	4,145,625
		Park Place Entertainment Corp., Sr. Sub. Notes:
1,150,000	BB-	8.875% due 9/15/08	1,269,313
4,275,000	BB-	8.125% due 5/15/11	4,809,375
2,500,000	B-	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due 10/1/13	2,525,000
		Six Flags Inc., Sr. Notes:
775,000	CCC	9.750% due 4/15/13	682,000
475,000	CCC	9.625% due 6/1/14	403,750

			39,258,257

Media - 5.0%
2,050,000	B-	Advanstar Communications Inc., 10.750% due 8/15/10	2,255,000
3,595,000	BBB	AT&T Broadband Corp., 8.375% due 3/15/13	4,370,894
1,015,000	B+	Cenveo Inc., Sr. Sub. Notes, 9.625% due 3/15/12	1,086,050
		Charter Communications Holdings LLC, Sr. Discount Notes:
5,300,000	CCC-	Step bond to yield 11.683% due 1/15/10	4,213,500
1,515,000	CCC-	Step bond to yield 11.665% due 1/15/11	1,136,250
3,375,000	CCC-	Step bond to yield 13.874% due 5/15/11	2,168,438
		CSC Holdings Inc.:
585,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	596,700
4,795,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16 (b)	5,262,512
634,000	B	Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12	748,913
2,417,000	B	Dex Media West, LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	2,694,955
2,125,000	BB-	DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13	2,310,938
		EchoStar DBS Corp., Sr. Notes:
1,635,000	BB-	9.125% due 1/15/09	1,747,406
2,250,000	BB-	6.625% due 10/1/14 (g)	2,193,750
1,375,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield to yield 11.492% due 10/15/13	921,250
2,200,000	B-	Insight Communications Inc., Sr. Discount Notes, step bond to yield 13.150% due 2/15/11	2,178,000
225,000	B+	Insight Midwest, Inc., Sr. Notes, 10.500% due 11/1/10	240,750
500,000	B-	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	540,000
2,675,000	B	Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13	2,574,688
1,325,000	B-	Nextmedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	1,432,656
2,030,000	B	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	2,182,250
		RH Donnelley Corp., Sr. Sub. Notes:
950,000	B+	10.875% due 12/15/12	1,090,125
450,000	B+	10.875% due 12/15/12 (g)	516,375
3,800,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	4,127,750
1,440,000	CCC+	Spanish Broadcasting Systems Inc., Sr. Sub. Notes, 9.625% due 11/1/09	1,510,200

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Media - 5.0% (continued)
$2,575,000	BBB+	Time Warner, Inc., 7.625% due 4/15/31	$3,147,737
400,000	A-	Viacom, Inc., 5.625% due 8/15/12	403,375
2,500,000	CCC	Vertis, Inc., Sr. Notes, 9.750% due 4/1/09	2,512,500
536,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	535,330
50,000	CCC	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14	46,750

			54,745,042

Multiline Retail - 0.2%
2,018,000	BB+	J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12	2,320,700

Specialty Retail - 0.6%
1,000,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	1,015,000
		Service Corp. International:
1,025,000	BB	Debentures, 7.875% due 2/1/13	1,060,875
		Sr. Notes:
1,290,000	BB	6.875% due 10/1/07	1,317,413
1,590,000	BB	6.500% due 3/15/08	1,605,900
1,625,000	B	Tempur-Pedic, Inc., Sr. Sub. Notes, 10.250% due 8/15/10	1,820,000

			6,819,188

Textiles & Apparel - 0.3%
		Levi Strauss & Co., Sr. Notes:
475,000	B-	7.730% due 4/1/12 (g)	439,375
340,000	B-	12.250% due 12/15/12	362,100
1,575,000	B-	9.750% due 1/15/15 (g)	1,512,000
686,000	B+	William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	758,030

			3,071,505

		TOTAL CONSUMER DISCRETIONARY	112,100,875

CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 1.0%
825,000	BB-	Ahold Finance USA, Inc., 8.250% due 7/15/10	899,250
792,035	BB	Ahold Lease USA, Inc., Series A-1, 7.820% due 1/2/20	847,972
2,150,000	CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	2,128,500
1,600,000	CCC+	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	1,232,000
900,000	B	Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.500% due 8/1/14	852,750
2,225,000	B-	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	2,358,500
2,500,000	BBB	Safeway Inc., Debentures, 7.250% due 2/1/31	2,767,770

			11,086,742

Food Products - 0.5%
730,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	770,150
985,000	BB-	Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17	999,775
1,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,075,000
2,600,000	BBB+	Kraft Foods, Inc., 5.625% due 11/1/11	2,730,913

			5,575,838

Household Products - 0.1%
650,000	CCC	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	588,250
500,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	425,000

			1,013,250

		TOTAL CONSUMER STAPLES	17,675,830

ENERGY - 3.0%
Energy Equipment & Services - 2.0%
6,025,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 9.641% due 7/15/08 (b)(g)(h)	6,296,125
		El Paso Corp., Sr. Notes:
4,000,000	CCC+	7.875% due 6/15/12	3,930,000
1,850,000	CCC+	7.800% due 8/1/31	1,688,125
550,000	CCC+	7.750% due 1/15/32	508,750

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Energy Equipment & Services - 2.0% (continued)
$1,600,000	B-	Key Energy Services Inc., Sr. Notes, Series C, 8.375% due 3/1/08	$1,660,000
1,000,000	CCC+	NGC Corp., Sr. Debentures, 7.125% due 5/15/18	735,000
725,000	BB-	Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11	779,375
		The Williams Cos., Inc., Notes:
2,000,000	B+	7.125% due 9/1/11	2,095,000
1,550,000	B+	7.625% due 7/15/19	1,670,125
2,375,000	B+	7.875% due 9/1/21	2,565,000
200,000	B+	8.750% due 3/15/32	231,000

			22,158,500

Oil & Gas - 1.0%
2,550,000	BB-	Chesapeake Energy Corp., 6.625% due 1/15/16 (g)	2,524,500
1,625,000	B+	Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12	1,811,875
1,760,000	B+	Plains Exploration and Production Co., Sr. Sub. Notes, 8.750% due 7/1/12	1,909,600
435,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	464,363
1,490,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,601,750
1,485,000	BBB-	Valero Energy Corp., 4.750% due 6/15/13	1,437,064
		Vintage Petroleum:
1,015,000	BB-	Sr. Notes, 8.250% due 5/1/12	1,098,738
375,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	391,875

			11,239,765

		TOTAL ENERGY	33,398,265

FINANCIALS - 4.1%
Banks - 1.0%
5,325,000	A+	Bank of America Corp., Notes, 7.400% due 1/15/11 (b)	6,064,951
3,250,000	A-	Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (g)	4,315,366

			10,380,317

Diversified Financials - 2.9%
		Alamosa Holdings, Inc.:
1,657,000	CCC+	Sr. Notes, 11.000% due 7/31/10	1,857,911
1,127,000	CCC+	Step bond to yield 11.437% due 7/31/09	1,234,065
1,349,000	B-	BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625% due 6/15/14	1,494,017
3,867,000	B-	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (g)	3,973,343
370,000	BB-	Case Credit Corp., 6.750% due 10/21/07	363,525
2,900,000	A-	Encana Holdings Financial Corp., 5.800% due 5/1/14	3,071,097
4,275,000	BB	General Motors Acceptance Corp., 6.875% due 9/15/11	3,750,034
2,000,000	BB-	Huntsman Advanced Materials, Sr. Secured Notes, 11.000% due 7/15/10 (g)	2,290,000
3,735,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	3,708,123
3,000,000	BBB-	Istar Financial Inc., Sr. Notes, 5.150% due 3/1/12	2,937,012
2,700,000	A+	Morgan Stanley, 6.600% due 4/1/12	2,960,901
3,920,000	CCC-	Ocwen Capital Trust, Jr. Sub. Notes, 10.875% due 8/1/27	4,018,000

			31,658,028

Insurance - 0.2%
1,515,000	BB	Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due 1/1/46	1,670,624

		TOTAL FINANCIALS	43,708,969

HEALTHCARE - 1.1%
Healthcare Equipment & Supplies - 0.1%
750,000	B-	Medical Device Manufacturing, Inc., Series B, 10.000% due 7/15/12	806,250

Healthcare Providers & Services - 0.9%
2,000,000	B-	Ameripath Inc., 10.500% due 4/1/13	2,010,000
850,000	B	Davita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (g)	830,875

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Healthcare Providers & Services - 0.9% (continued)
$695,000	B	Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10	$758,419
2,075,000	B-	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	2,142,438
1,075,000	CCC+	InSight Health Services Corp., Series B, 9.875% due 11/1/11	1,026,625
		Tenet Healthcare Corp.:
3,400,000	B	Notes, 7.375% due 2/1/13	3,204,500
25,000	B	Sr. Notes, 9.875 due 7/1/14	25,813

			9,998,670

Pharmaceuticals - 0.1%
1,675,000	D	aaiPharma Inc., 12.000% due 4/1/10 (i)	611,375

		TOTAL HEALTHCARE	11,416,295

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.2%
2,275,000	BB-	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	2,354,625

Airlines - 0.3%
		Continental Airlines Inc., Pass-Through Certificates:
2,025,000	B	Class D, 7.568% due 12/1/06	1,649,051
409,398	B+	Series 00-2, Class C, 8.312% due 4/2/11	319,365
		United Airlines Inc., Pass-Through Certificates:
916,449	NR	Series 00-1, Class B, 8.030% due 7/1/11 (i)	215,959
2,160,129	NR	Series 00-2, Class B, 7.811% due 10/1/09 (i)	807,445
		Series 01-1:
440,000	NR	Class B, 6.932% due 9/1/11 (i)	210,838
990,000	NR	Class C, 6.831% due 9/1/08 (i)	136,754

			3,339,412

Building Products - 0.6%
370,000	B-	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	394,975
1,475,000	CCC+	Brand Services Inc., Sr. Sub. Notes, 12.000% due 10/15/12	1,644,625
600,000	B-	Goodman Global Holdings, Sr. Notes, 5.760% due 6/15/12 (g)(h)	576,000
1,575,000	BB-	Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11	1,739,119
740,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	817,700
1,175,000	CCC+	THL Buildco (Nortek Inc.), Sr. Sub. Notes, 8.500% due 9/1/14	1,045,750

			6,218,169

Commercial Services & Supplies - 0.4%
975,000	BB-	Corrections Corporation of America, Sr. Notes, 6.250% due 3/15/13 (g)	945,750
3,875,000	B	Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13	3,904,063

			4,849,813

Electrical Equipmnet - 0.2%
		Muzak LLC.:
1,975,000	CCC-	Sr. Notes, 10.000% due 2/15/09	1,668,875
550,000	CCC-	Sr. Sub. Notes, 9.875% due 3/15/09	283,250

			1,952,125

Machinery - 0.7%
		Allied Waste North America Inc., Sr. Notes, Series B:
2,260,000	BB-	8.500% due 12/1/08	2,313,675
1,500,000	B+	7.375% due 4/15/14	1,320,000
1,080,000	NR	Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	923,400
100,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (g)	98,000
1,385,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	1,502,725
580,000	B+	NMHG Holding Co., 10.000% due 5/15/09	627,850
1,025,000	B	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	1,117,250

			7,902,900

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Marine - 0.1%
$835,000	BB+	Winsdor Petroleum Transportation Corp., Notes, 7.840% due 1/15/21 (g)	$899,006

		TOTAL INDUSTRIALS	27,516,050

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.8%
5,450,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	4,625,688
		Northern Telecom Capital Corp.:
1,650,000	B-	Notes, 6.875% due 9/1/23	1,518,000
795,000	B-	Sr. Notes, 7.875% due 6/15/26	795,000
1,900,000	CCC-	SBA Communications Corp., Sr. Discount Notes, step bond to yield 9.416% due 12/15/11	1,662,500

			8,601,188

Electronic Equipment & Instruments - 0.3%
		Thomas & Betts Corp., Sr. Notes:
1,980,000	BBB-	6.625% due 5/7/08	2,082,776
575,000	BBB-	7.250% due 6/1/13	624,338

			2,707,114

IT Consulting & Services - 0.1%
1,280,000	BB+	Unisys Corp., Sr. Notes, 6.875% due 3/15/10	1,232,000

Semiconductor Equipment & Products - 0.2%
		Amkor Technology, Inc.:
850,000	B-	Sr. Notes, 9.250% due 2/15/08	758,625
1,450,000	CCC	Sr. Sub. Notes, 10.500% due 5/1/09	1,160,000

			1,918,625

		TOTAL INFORMATION TECHNOLOGY	14,458,927

MATERIALS - 4.5%
Chemicals - 2.0%
1,665,000	B+	ACETEX Corp., Sr. Notes, 10.875% due 8/1/09	1,764,900
960,000	BB-	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	1,041,600
		FMC Corp.:
625,000	BB+	Series A, 6.750% due 5/5/05	625,000
1,500,000	BB+	Sr. Secured Notes, 10.250% due 11/1/09	1,665,000
1,435,000	BB-	ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	1,560,563
1,620,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	1,749,600
1,500,000	BB-	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12	1,721,250
1,400,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,631,000
3,000,000	BB-	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	3,210,000
570,000	B-	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	578,550
1,525,000	CCC	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	1,658,438
		Rhodia S.A.:
1,000,000	CCC+	Sr. Notes, 7.625% due 6/1/10	965,000
1,700,000	CCC+	Sr. Sub Notes, 8.875% due 6/1/11	1,598,000
135,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	160,650
1,674,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	1,828,845

			21,758,396

Containers & Packaging - 1.0%
1,625,000	B-	Anchor Glass Container Corp., 11.000% due 2/15/13	1,324,375
800,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	888,000
3,230,000	BB-	Owens-Brockway, Inc., 8.875% due 2/15/09	3,456,100
1,850,000	B+	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	2,025,750
		Pliant Corp.:
850,000	CCC+	Sr. Secured Notes, 11.125% due 9/1/09	777,750
220,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	166,100

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Containers & Packaging - 1.0% (continued)
$1,175,000	CCC-	Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10	$787,250
		Tekni-Plex Inc.:
900,000	CCC-	Sr. Secured Notes, 8.750% due 11/15/13 (g)	841,500
1,095,000	CCC-	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	908,850

			11,175,675

Metals & Mining - 0.6%
1,750,000	B	IMCO Recycling Inc., Sr. Notes, 10.375% due 10/15/10	1,911,875
1,300,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,404,000
1,025,000	B-	Mueller Holdings Inc., step bond to yield 11.980% due 4/15/14	686,750
1,610,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	1,935,916
480,000	B	Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09	487,200

			6,425,741

Paper & Forest Products - 0.9%
1,175,000	BB-	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10	1,136,812
1,500,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	1,537,500
825,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	858,000
		Buckeye Technologies Inc., Sr. Sub. Notes:
616,000	B	9.250% due 9/15/08	622,160
2,025,000	B	8.000% due 10/15/10	1,994,625
275,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13	251,037
1,200,000	BB-	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	1,134,000
3,100,000	B	Stone Container Corp., Sr. Notes, 7.375% due 7/15/14	2,867,500

			10,401,634

		TOTAL MATERIALS	49,761,446

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.7%
		AirGate PCS, Inc., Sr. Sub. Notes:
962,600	CCC	9.375% due 9/1/09	1,027,575
300,000	B-	6.891% due 10/15/11 (g)(h)	308,250
600,000	BB+	AT&T Corp., Sr. Notes, 7.300% due 11/15/11	687,750
1,780,000	NR	GT Group Telecom Inc., Sr. Discount Notes, 13.250% due 2/1/10 (i)(j)	0
1,650,000	CCC+	IWO Escrow Co., Secured Notes, 6.891% due 1/15/12 (g)(h)	1,658,250
175,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	189,875
2,375,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	2,541,250
844,000	BB-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	928,400
666,000	B+	Panamsat Corp., 9.000% due 8/15/14	695,970
		Qwest Services Corp.:
4,555,000	B	13.500% due 12/15/10 (b)(g)	5,147,150
2,905,000	BB-	8.875% due 3/15/12 (g)	3,093,825
1,305,000	B	14.000% due 12/15/14 (g)	1,520,325
		Sprint Capital Corp.:
2,550,000	BBB-	8.375% due 3/15/12	3,023,754
4,425,000	BBB-	6.875% due 11/15/28	4,949,335
2,500,000	CCC	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	2,868,750
1,950,000	B	Zeus Special, Sr. Discount Notes, step bond to yield 8.509% due 2/1/15 (g)	1,189,500

			29,829,959

Wireless Telecommunication Services - 1.8%
		American Tower Corp.:
845,000	CCC	Sr. Notes, 9.375% due 2/1/09	888,306
900,000	CCC	Sr. Sub. Discount Notes, zero coupon bond to yield 14.330% due 8/1/08 (h)(k)	684,000
		AT&T Wireless Services, Inc., Sr. Notes:
2,000,000	A	8.125% due 5/1/12	2,367,810
9,075,000	A	8.750% due 3/1/31 (b)	12,413,874

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Wireless Telecommunication Services - 1.8% (continued)
		Crown Castle International Corp., Sr. Notes:
$1,535,000	CCC+	10.750% due 8/1/11	$1,650,125
1,150,000	CCC+	7.500% due 12/1/13	1,230,500

			19,234,615

		TOTAL TELECOMMUNICATION SERVICES	49,064,574

UTILITIES - 2.7%
Electric Utilities - 2.7%
		The AES Corp., Sr. Notes:
3,255,000	B-	9.500% due 6/1/09	3,547,950
100,000	B-	7.750% due 3/1/14	102,500
2,000,000	BB-	Allegheny Energy, Sr. Notes, 10.250% due 11/15/07 (g)	2,210,000
475,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	545,310
		Calpine Corp., Sr. Notes:
3,980,000	B	8.500% due 7/15/10 (g)	2,786,000
895,000	B	8.750% due 7/15/13 (g)	622,025
3,000,000	BBB	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	2,987,193
		Edison Mission Energy, Sr. Notes:
3,255,000	B+	10.000% due 8/15/08	3,572,363
2,100,000	B+	9.875% due 4/15/11	2,383,500
3,129,000	B	NRG Energy, Inc., Sr. Notes, 8.000% due 12/15/13 (g)	3,175,935
1,910,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	2,292,000
		Reliant Resources Inc., Sr. Secured Notes:
4,000,000	B+	9.250% due 7/15/10	4,110,000
625,000	B+	9.500% due 7/15/13	651,563

		TOTAL UTILITIES	28,986,339

		TOTAL CORPORATE BONDS & NOTES (Cost - $374,937,893)	388,087,570

ASSET-BACKED SECURITIES - 4.5%
7,816,000	A+	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 4.220% due 8/25/32 (b)(h)	7,891,884
2,125,874	BBB+	Argent Nim Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (g)	2,119,108
6,000,000	A	Asset Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 4.854% due 4/15/33 (b)(h)	6,082,732
		Bear Stearns Asset-Backed Securities:
597,319	BBB	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (g)	598,161
1,200,937	BBB	Series 2004-FR1, Class A1, 5.000% due 5/25/34 (g)	1,194,648
1,715,008	BBB	Series 2004-HE6, Class A1, 5.250% due 8/25/34 (g)	1,708,784
		Countrywide Asset-Backed Certificates:
3,820,000	AA	Series 2004-5, Class M4, 3.780% due 6/25/34 (h)	3,886,539
1,724,940	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (g)	1,720,976
2,492,909	A	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.240% due 9/25/31 (h)	2,497,452
2,477,617	B	First Consumers Master Trust, Series 2001-A, Class A, 3.264% due 9/15/08 (h)	2,463,556
2,655,015	Caa2*	Independence II CDO, Ltd., Series 2A, Class C, 5.270% due 8/7/36 (g)(h)	26,550
4,530,000	BBB	Metris Master Trust Series 2001-2, Class B, 4.070% due 11/20/09 (h)	4,545,000
		Novastar Home Equity Loan:
1,310,000	A	Series 2003-4, Class M2, 4.645% due 2/25/34 (h)	1,350,226
2,880,000	A+	Series 2004-1, Class M4, 3.995% due 6/25/34 (h)	2,892,914
3,890,496	A	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 4.120% due 4/25/32 (h)	3,911,641
		Sail Net Interest Margin Notes:
136,278	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (g)	136,567

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 4.5% (continued)
$263,564	BBB	Series 2003-13A, Class A, 6.750% due 11/27/33 (g)	$262,469
1,510,601	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (g)	1,516,365
1,543,250	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (g)	1,545,876
1,610,170	BBB	Series 2004-11A, Class A2, 4.750% due 1/27/35 (g)	1,610,265
640,825	BB+	Series 2004-11A, Class B, 7.500% due 1/27/35 (g)	615,592
718,474	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (g)	718,940
6,219,481	C*	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 3.540% due 11/1/35 (g)(i)(j)	62,195

		TOTAL ASSET-BACKED SECURITIES (Cost - $53,772,074)	49,358,440

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - 2.0%
9,215,241	D	Airplanes Pass Through Trust, Corporate Collateralized Mortgage Obligation, Series D, 10.900% due 3/12/12 (i)(j)	0
2,840,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 4.220% due 11/25/34 (h)	2,900,555
		Commercial Mortgage Pass-Through Certificates:
6,093,908	AAA	Series 2001-J2A, Class A1, 5.450% due 7/16/34 (b)(g)	6,303,389
2,352,450	A+	Series 2003-FL9, Class E, 3.954% due 11/15/15 (g)(h)	2,366,563
10,501,341	NR	GNMA, Series 2003-12, Class IN, 5.500% due 2/16/28	967,180
6,850,000	A2*	Merit Securities Corporation, Series 11PA, Class B2, 4.560% due 9/28/32 (b)(g)(h)	6,783,296
2,720,309	BBB-†	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (g)	2,721,160

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,411,584)	22,042,143

SHARES		SECURITY	VALUE
COMMON STOCK - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
7,044		NTL Inc. (l)	450,675

CONSUMER STAPLES - 0.0%
Food & Drug Retailing - 0.0%
24,971		Aurora Foods Inc. (j)(l)	0

INDUSTRIAL - 0.0%
Aerospace & Defense - 0.0%
3,163		Northrop Grumman Corp.	173,459

Commercial Services & Supplies - 0.0%
1,445		Outsourcing Solutions, Inc. (j)(l)	5,059

		TOTAL INDUSTRIAL	178,518

INFORMATION TECHNOLOGY - 0.0%
Semiconductor Equipment & Products - 0.0%
1,372		Freescale Semiconductor, Class B (l)	25,875

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
3,736		McLeodUSA Inc. (l)	486
12,427		Motorola Inc.	190,630
19,250		Pagemart Nationwide Inc. (j)(l)	193
77,826		Telewest Global Inc. (l)	1,442,894

			1,634,203

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 0.2%
114,108	Alamosa Holdings Inc. (l)	$1,482,263
32,942	Crown Castle International Corp. (l)	531,354

		2,013,617

	TOTAL TELECOMMUNICATION SERVICES	3,647,820

	TOTAL COMMON STOCK (Cost - $4,805,086)	4,302,888

CONVERTIBLE PREFERRED STOCK - 0.4%
FINANCIALS - 0.3%
Diversified Financials - 0.3%
3,968	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	3,868,304

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
18,000	Crown Castle International Corp., 6.250% due 8/15/12	870,750

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $1,718,670)	4,739,054

WARRANTS (l) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
1,865	Merrill Corp., Class B Shares, Expire 5/1/09 (g)(j)	0

INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
2,095	CYBERNET Internet Services Intl., Expire 7/1/09 (j)	0

MATERIALS - 0.0%
Containers & Packaging - 0.0%
220	Pliant Corp., Expire 6/1/10 (g)(j)	2

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunications Services - 0.0%
1,780	GT Group Telecom Inc., Expire 2/1/10 (g)(j)	0
1,185	Horizon PCS Inc., Expire 10/1/10 (g)(j)	0
5,000	Iridium World Communications Ltd., Expire 7/15/05 (j)	50
1,000	IWO Holdings Inc., Expire 1/15/11(g)(j)	0
250	Jazztel PLC, Expire 7/15/10 (j)	0
7,800	RSL Communications Ltd., Expire 11/15/06 (j)	0

		50

Wireless Telecommunication Services - 0.0%
900	American Tower Corp., Expire 8/1/08 (g)	219,153

	TOTAL TELECOMMUNICATION SERVICES	219,203

	TOTAL WARRANTS (Cost - $414,995)	219,205

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
EMERGING MARKETS DEBT - 12.3%
Sovereign Debt - 12.3%
		Federal Republic of Brazil:
$1,400,000	BB-	10.500% due 7/14/14	$1,580,250
2,300,000	BB-	10.125% due 5/15/27	2,488,025
4,175,000	BB-	12.250% due 3/6/30 (b)	5,170,737
2,050,000	BB-	11.000% due 8/17/40	2,322,650
13,814,883	NR	Series 18 Years, 4.313% due 4/15/12 (b)(h)	12,947,136
8,343,648	NR	Series 20 Years, 8.000% due 4/15/14 (b)	8,322,768
5,300,000	AA-	Region of Lombardy, 5.804% due 10/25/32 (b)	5,844,782
8,525,000	NR	Republic of Argentina, 1.000% due 3/31/49 (i)	4,963,255
840,000	NR	Republic of Bulgaria, Series REGS, 8.250% due 1/15/15	1,044,750
		Republic of Colombia:
3,625,000	BB	10.000% due 1/23/12	3,976,625
1,325,000	BB	8.125% due 5/21/24	1,219,000
1,325,000	BB	8.375% due 2/15/27	1,238,875
300,000	BB	10.375% due 1/28/33	324,750
		Republic of Ecuador, Series REGS:
2,080,000	NR	12.000% due 11/15/12	1,976,000
125,000	NR	6.000% due 8/15/30	101,875
		Republic of Panama:
765,000	BB	9.625% due 2/8/11	902,700
325,000	BB	10.750% due 5/15/20	426,563
1,650,000	BB	9.375% due 1/16/23	1,944,938
175,000	BB	8.875% due 9/30/27	196,875
		Republic of Peru:
2,550,000	BB	9.125% due 2/21/12	2,932,500
200,000	BB	9.875% due 2/6/15	236,500
		Series 20 Years:
1,584,000	NR	4.000% due 3/7/17	1,485,000
1,279,250	NR	4.500% due 3/7/17	1,221,684
		Republic of Philippines:
825,000	BB-	8.875% due 3/17/15	837,375
1,450,000	BB-	9.875% due 1/15/19	1,523,406
3,000,000	BB-	10.625% due 3/16/25	3,241,800
1,975,000	BBB	Republic of South Africa, Notes, 6.500% due 6/2/14	2,142,875
		Republic of Turkey:
2,275,000	BB-	11.500% due 1/23/12	2,764,125
350,000	BB-	11.000% due 1/14/13	421,750
1,975,000	BB-	11.875% due 1/15/30	2,592,188
		Republic of Ukraine:
1,200,000	NR	6.875% due 3/4/11	1,248,000
1,125,000	NR	7.650% due 6/11/13	1,209,375
		Republic of Venezuela:
4,415,000	B	8.500% due 10/8/14	4,364,228
1,100,000	B	9.250% due 9/15/27	1,085,150
		Russian Federation, Unsub. Notes, Series REGS:
1,925,000	NR	11.000% due 7/24/18	2,762,375
21,225,000	NR	5.000% due 3/31/30 (b)	22,604,625
		United Mexican States:
2,600,000	BBB	6.375% due 1/16/13	2,717,000
8,275,000	BBB	5.875% due 1/15/14 (b)	8,363,956
11,975,000	BBB	6.625% due 3/3/15 (b)	12,699,488

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Sovereign Debt - 12.3% (continued)
$650,000	BBB	8.000% due 9/24/22	$756,600
850,000	BBB	7.500% due 4/8/33	923,312

		TOTAL EMERGING MARKETS DEBT (Cost - $132,128,567)	135,125,866

		SUB-TOTAL INVESTMENTS (Cost - $1,025,986,967)	1,030,392,322

REPURCHASE AGREEMENTS - 31.7%
247,597,000		Interest in $1,326,764,000 joint tri-party repurchase agreement with Bank of America dated 4/29/05, 2.960% due 5/2/05; Proceeds at maturity - $247,658,074; (Fully collateralized by various U.S. agency securities, 0.000% to 3.350% due 7/27/05 to 11/9/07; Market value - $252,549,023)	247,597,000
50,000,000		Interest in $398,063,000 joint tri-party repurchase agreement with Goldman Sachs dated 4/29/05, 2.940% due 5/2/05; Proceeds at maturity - $50,012,250; (Fully collateralized by various U.S. agency securities, 1.125% to 12.750% due 5/31/05 to 11/15/24; Market value - $51,000,114)	50,000,000
50,000,000		Interest in $850,128,000 joint tri-party repurchase agreement with UBS Securities LLC dated 4/29/05, 2.950% due 5/2/05; Proceeds at maturity - $50,012,292; (Fully collateralized by various U.S. agency securities, 0.000% to 8.500% due 5/26/05 to 8/6/38; Market value - $51,000,214)	50,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $347,597,000)	347,597,000

		TOTAL INVESTMENTS - 125.8% (Cost - $1,373,583,967**)	1,377,989,322
		Liabilities in Excess of Other Assets - (25.8%)	(282,836,889)

		TOTAL NET ASSETS - 100.0%	$1,095,152,433

(a)	Date shown represents the last in range of maturity dates of mortgage certificates owned.
(b)	All or a portion of this security is segregated for open futures contracts and/or TBA securities.
(c)	Security acquired under mortgage dollar roll agreement (See Notes 1 and 2).
(d)	Security is traded on a “to be announced” TBA basis (See Note 1).
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Service, or by a dagger (†), which are rated by Fitch Ratings.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.
(h)	Variable rate security - rate resets periodically.
(i)	Security is currently in default.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	Security has been issued with attached warrants.
(l)	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

See Ratings pages following Schedule of Investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definition of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to CCC, capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest CC, C degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Baa — Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited)(continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated “Caa” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of its portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities,

Notes to Schedule of Investments (unaudited) (continued)

which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,999,234
Gross unrealized depreciation	(36,593,879)

Net unrealized appreciation	$4,405,355

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Year Notes	129	6/05	$14,375,905	$14,373,422	$(2,483)
U.S. Treasury 20 Year Bonds	457	6/05	50,868,878	52,483,594	1,614,716
Contracts to Sell:
U.S. Treasury 2 Year Notes	300	6/05	(62,202,039)	(62,310,938)	(108,899)
U.S. Treasury 5 Year Notes	843	6/05	(90,119,839)	(91,425,984)	(1,306,145)

Net Unrealized Gain on Open Futures Contracts					$197,189

At April 30, 2005, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $296,627,110.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 28, 2005

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	June 28, 2005